Shareholder Report	12 Months Ended
Mar. 31, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Legg Mason ETF Investment Trust
Entity Central Index Key	0001645194
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Franklin ClearBridge Enhanced Income ETF
Shareholder Report [Line Items]
Fund Name	Franklin ClearBridge Enhanced Income ETF
Class Name	Franklin ClearBridge Enhanced Income ETF
Trading Symbol	YLDE
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin ClearBridge Enhanced Income ETF for the period April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Franklin ClearBridge Enhanced Income ETF	$50	0.47%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2026, Franklin ClearBridge Enhanced Income ETF returned 11.64%. The Fund compares its performance to the S&P 500 Index and the CBOE S&P 500 BuyWrite Index, which returned 17.80% and 11.35%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
ExxonMobil, in the energy sector, is an oil and gas exploration and production company which outperformed amid a rotation into the energy sector in the first quarter and higher oil prices due to the war in the Middle East in March 2026.

↑
Oracle, in the information technology (IT) sector, is the world’s third-largest supplier of enterprise software and cloud services. The company saw its share price lifted amid a combination of strong quarterly earnings, surging cloud and artificial intelligence (AI) momentum and news of a significant new cloud service contract to begin implementation in 2028.

↑
Williams Companies, in the energy sector, is a natural-gas-focused midstream energy company. Shares were higher as it continued to perform well in a strengthening market for natural gas. Shares also strengthened due to positive sentiment on the AI growth opportunity for natural gas pipeline companies; in 2026, the company announced several new projects including another behind-the-meter power project, serving data centers.

Top detractors from performance:
↓
Nvidia, a semiconductor company in the IT sector, performed well on surging AI demand; the stock does not meet the Fund’s requirements for dividend-paying companies and is not eligible for ownership in the Strategy.

↓
An underweight to Alphabet, in the communication services sector, was a relative headwind. Alphabet’s success with its Google Gemini chatbot and TPU chips for AI workloads boosted its shares in 2025, while the Department of Justice antitrust case concluded with less onerous penalties than feared, lifting sentiment.

↓	Increasing competitive dynamics in the wireless industry weighed on T-Mobile, the largest U.S. wireless carrier, in the communication services sector.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2026

	1 Year	5 Year	Since Inception (5/22/2017)
Franklin ClearBridge Enhanced Income ETF (NAV)	11.64	10.40	11.55
Russell 3000 Index	18.09	10.87	13.28
S&P 500 Index	17.80	12.06	13.85
CBOE S&P 500 BuyWrite Index	11.35	7.92	6.60

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Apr. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 143,118,733
Holdings Count | $ / shares	55
Advisory Fees Paid, Amount	$ 526,549
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$143,118,733
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	55
Total Management Fee Paid (based on a unitary fee)	$526,549
Portfolio Turnover Rate	40%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of March 31, 2026) Portfolio Composition* (% of Total Investments)	[1]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On August 1, 2025, the Fund’s principal investment strategies were revised to reflect the Fund’s policy to pay monthly distributions at a relatively stable level throughout each calendar year and to reflect the Fund’s decreased exposure to the financial services and information technology sectors.
Related disclosure regarding the risks of targeted distribution policies was added to the Fund’s principal risks and risks related to investing in the financial services and information technology sectors were removed as principal risks of the Fund.
Effective December 31, 2025, the investment management services provided by the Fund’s sub-adviser, Franklin Managed Options Strategies, LLC, (“Franklin MOST”) and the personnel of Franklin MOST who provided such services for the Fund, were transferred to O’Shaughnessy Asset Management, LLC (“OSAM”). On that date OSAM assumed the duties and obligations of Franklin MOST under the sub-advisory agreement between the Fund’s investment manager and Franklin MOST with respect to the Fund.
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by August 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
ETFs-Product@franklintempleton.com.

Material Fund Change Strategies [Text Block]	On August 1, 2025, the Fund’s principal investment strategies were revised to reflect the Fund’s policy to pay monthly distributions at a relatively stable level throughout each calendar year and to reflect the Fund’s decreased exposure to the financial services and information technology sectors.
Material Fund Change Risks Change [Text Block]	Related disclosure regarding the risks of targeted distribution policies was added to the Fund’s principal risks and risks related to investing in the financial services and information technology sectors were removed as principal risks of the Fund.
Material Fund Change Adviser [Text Block]	Effective December 31, 2025, the investment management services provided by the Fund’s sub-adviser, Franklin Managed Options Strategies, LLC, (“Franklin MOST”) and the personnel of Franklin MOST who provided such services for the Fund, were transferred to O’Shaughnessy Asset Management, LLC (“OSAM”). On that date OSAM assumed the duties and obligations of Franklin MOST under the sub-advisory agreement between the Fund’s investment manager and Franklin MOST with respect to the Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by August 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or ETFs-Product@franklintempleton.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	ETFs-Product@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
ClearBridge Large Cap Growth Select ETF
Shareholder Report [Line Items]
Fund Name	ClearBridge Large Cap Growth Select ETF
Class Name	ClearBridge Large Cap Growth Select ETF
Trading Symbol	LRGE
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Large Cap Growth Select ETF for the period April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ClearBridge Large Cap Growth Select ETF	$49	0.47%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2026, ClearBridge Large Cap Growth Select ETF returned 8.14%. The Fund compares its performance to the Russell 1000 Growth Index, which returned 18.81% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
ASML, in the information technology sector (IT), is a designer of extreme ultraviolet lithography equipment for advanced semiconductor manufacturing. ASML’s stock was up significantly in the reporting period due to the massive, ongoing demand for advanced artificial intelligence (AI) chips, and improved demand environment for DRAM (memory).

↑
Taiwan Semiconductor Manufacturing Co., Ltd., in the IT sector, is the world’s largest contract manufacturer of semiconductors and holds a near monopoly in high-end chips. Shares were lifted as the company projected annual revenue growth of nearly 30%, surpassing analyst estimates and announced a large capital expenditure budget, signaling high confidence in sustained demand from the global AI boom.

↑
Eaton, in the industrials sector, is a critical player in supporting the increasing electrification of the global economy. Positive performance was driven by a rotation into industrials during the period, continued positive demand for AI and the company’s improvements in getting capacity online.

Top detractors from performance:
↓
UnitedHealth Group, in the health care sector, offers health insurance through its UnitedHealthcare segment and health services through its Optum division. The company’s stock was pressured by weak operating results due to a number of challenges in its Medicare and Optum health businesses, cost pressures and regulatory concerns.

↓
Oracle Corp., in the IT sector, is a database software provider that has transitioned into a provider of cloud services to support AI computing needs. The stock faced continued downward pressure driven by mounting investor concerns over the financing required for its aggressive AI infrastructure push and its high exposure to ChatGPT operator OpenAI.

↓
Meta Platforms, in the communication services sector, is a leading digital advertiser and developer of cloud services to support AI computing. Despite generally solid financial results, the stock was pressured by its plans to ramp up spending on AI infrastructure to stay competitive in the fast-growing AI market.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2026

	1 Year	5 Year	Since Inception (5/22/2017)
ClearBridge Large Cap Growth Select ETF (NAV)	8.14	9.18	14.04
Russell 3000 Index	18.09	10.87	13.28
Russell 1000 Growth Index	18.81	12.76	16.77

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Apr. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 399,998,708
Holdings Count | $ / shares	28
Advisory Fees Paid, Amount	$ 1,982,786
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$399,998,708
Total Number of Portfolio Holdings	28
Total Management Fee Paid (based on a unitary fee)	$1,982,786
Portfolio Turnover Rate	38%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of March 31, 2026) Portfolio Composition* (% of Total Investments)	[2]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective August  1, 2025, the Fund’s name was changed to ClearBridge Large Cap Growth Select ETF.
In addition, effective August 1, 2025, the Fund’s principal investment strategies were revised to reflect: (i) that the Fund will no longer pursue a specific environmental, social and governance (“ESG”) strategy where ESG criteria are determinative factors for security selection, although it will continue to consider ESG criteria in its research process generally; (ii) a change to the Fund’s 80% investment policy to reflect that, under normal circumstances, the Fund seeks to meet its investment objective by investing at least 80% of its net assets, plus borrowings for investment purposes, if any, in equity securities of U.S. large capitalization growth companies or other investments with similar economic characteristics; (iii) a change of the Fund’s sub-classification to a “non-diversified company” as approved by shareholders; (iv) that the Fund anticipates maintaining a more focused portfolio consisting of about 30 issuers of large capitalization growth company securities; and (v) the ability of the Fund to operate in a “manager of managers” structure, as approved by shareholders, whereby the Fund’s investment manager can appoint and replace both affiliated and unaffiliated subadvisers, and enter into, amend and terminate subadvisory agreements with such subadvisers, each subject to approval by the Fund’s Board of Trustees but without obtaining prior shareholder approval.
The Fund’s principal risks were also revised to add disclosure regarding the risks of non-diversification and to remove disclosure regarding the risks of pursing a specific ESG strategy.
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by August 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
ETFs-Product@franklintempleton.com.

Material Fund Change Name [Text Block]	Effective August 1, 2025, the Fund’s name was changed to ClearBridge Large Cap Growth Select ETF.
Material Fund Change Strategies [Text Block]	In addition, effective August 1, 2025, the Fund’s principal investment strategies were revised to reflect: (i) that the Fund will no longer pursue a specific environmental, social and governance (“ESG”) strategy where ESG criteria are determinative factors for security selection, although it will continue to consider ESG criteria in its research process generally; (ii) a change to the Fund’s 80% investment policy to reflect that, under normal circumstances, the Fund seeks to meet its investment objective by investing at least 80% of its net assets, plus borrowings for investment purposes, if any, in equity securities of U.S. large capitalization growth companies or other investments with similar economic characteristics; (iii) a change of the Fund’s sub-classification to a “non-diversified company” as approved by shareholders; (iv) that the Fund anticipates maintaining a more focused portfolio consisting of about 30 issuers of large capitalization growth company securities; and (v) the ability of the Fund to operate in a “manager of managers” structure, as approved by shareholders, whereby the Fund’s investment manager can appoint and replace both affiliated and unaffiliated subadvisers, and enter into, amend and terminate subadvisory agreements with such subadvisers, each subject to approval by the Fund’s Board of Trustees but without obtaining prior shareholder approval.
Material Fund Change Risks Change [Text Block]	The Fund’s principal risks were also revised to add disclosure regarding the risks of non-diversification and to remove disclosure regarding the risks of pursing a specific ESG strategy.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by August 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or ETFs-Product@franklintempleton.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	ETFs-Product@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Does not include derivatives, except purchased options, if any.

[2]
*	Does not include derivatives, except purchased options, if any.